Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (9,849,964)	$ 66,196
Other comprehensive loss
Foreign currency translation adjustments	113,176	23,109
Total other comprehensive income (loss), after tax	113,176	23,109
Comprehensive income (loss) attributable to the owners of Pieris Pharmaceuticals, Inc.	$ (9,736,788)	$ 89,305